GOODWILL AND INTANGIBLE ASSETS - Amortization Schedule (Details) - USD ($) $ in Millions	Sep. 27, 2019	Sep. 28, 2018
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	$ 17.2
2021	16.3
2022	14.7
2023	13.7
2024	9.1
Thereafter	12.5
Net Carrying Amount	$ 83.5	$ 69.8